Other Financial Liabilities - Schedule of Balances of Other Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	$ 1,648,099	$ 689,768
Other non-current financial liabilities	4,621,868	4,349,515
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	1,642,504	670,916
Other non-current financial liabilities	4,621,855	4,333,042
Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	5,595	17,582
Other non-current financial liabilities	$ 13	7,802
Non-hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities		1,270
Other non-current financial liabilities		$ 8,671